UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   DECEMBER 31

Date of Reporting Period:  DECEMBER 31, 2006



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA TAX EXEMPT MONEY MARKET FUND - 3RD QUARTER REPORT - PERIOD ENDED DECEMBER 31, 2006

[LOGO OF USAA]
    USAA(R)

                                 USAA TAX EXEMPT
                                        MONEY MARKET Fund

                                  [GRAPHIC OF USAA TAX EXEMPT MONEY MARKET FUND]

                      3rd Quarter Portfolio of Investments

--------------------------------------------------------------------------------
      DECEMBER 31, 2006

                                                                      (Form N-Q)

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                   of INVESTMENTS

USAA TAX EXEMPT MONEY MARKET FUND
DECEMBER 31, 2006 (UNAUDITED)

CATEGORIES AND DEFINITIONS
--------------------------------------------------------------------------------

         VARIABLE-RATE DEMAND NOTES (VRDNs) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to a rate that reflects current market conditions. The effective maturity of these instruments is deemed to be less than 397 days in accordance with detailed regulatory requirements.

         PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

         FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

         CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the values of the securities.

         The Fund's investments consist of securities that meet the requirements to qualify at the time of purchase as "eligible securities" under the Securities and Exchange Commission (SEC) rules applicable to money market funds. With respect to quality, eligible securities generally consist of securities rated in one of the two highest categories for short-term securities or, if not rated, of comparable quality at the time of purchase. USAA Investment Management Company (the Manager) also attempts to minimize credit risk in the Fund through rigorous internal credit research.

             (LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

             (LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following: ABN AMRO Bank N.V., Bank of America, N.A., Branch Banking & Trust Co., Citibank, N.A., Citigroup, Inc., Citizens Bank of Massachusetts, Deutsche Postbank, Goldman Sachs Group Inc., JPMorgan Chase Bank, N.A., JP Morgan Chase & Co., Lloyds TSB Bank plc, Merrill Lynch & Co., Morgan Stanley, RBC Centura Bank, Regions Bank, Royal Bank of Canada, U.S. Bank, N.A., or Wachovia Bank, N.A.

             (NBGA) Principal and interest payments are guaranteed by a nonbank guarantee agreement from one of the following: Du Pont (E.I) De Nemours and Co., Fannie Mae, Minnesota GO, Montana Board of Investments Intercap Program, Monumental Life Insurance Co., National Rural Utility Corp., Texas Permanent School Fund, or Unicredito Italiano.

             (INS) Principal and interest payments are insured by one of the following: AMBAC Assurance Corp., N.A., Assured Guaranty Corp., Financial Guaranty Insurance Co., Financial Security Assurance Holdings Ltd., MBIA Insurance Corp., Radian Asset Assurance, or XL Capital Assurance.
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                   (continued)

USAA TAX EXEMPT MONEY MARKET FUND
DECEMBER 31, 2006 (UNAUDITED)

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS
--------------------------------------------------------------------------------

             COP      Certificate of Participation
             CP       Commercial Paper
             EDA      Economic Development Authority
             EDC      Economic Development Corp.
             GO       General Obligation
             GOAA     General Obligation Aid Anticipation
             IDA      Industrial Development Authority/Agency
             IDB      Industrial Development Board
             IDRB     Industrial Development Revenue Bond
             ISD      Independent School District
             MFH      Multifamily Housing
             PCRB     Pollution Control Revenue Bond
             P-FLOAT  Puttable Floating Option Tax-Exempt Receipts
             PUTTER   Puttable Tax-Exempt Receipts
             RB       Revenue Bond
             ROC      Reset Option Certificates
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                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
DECEMBER 31, 2006 (UNAUDITED)

PRINCIPAL                                                                                   COUPON           FINAL
   AMOUNT    SECURITY                                                                         RATE        MATURITY          VALUE
---------------------------------------------------------------------------------------------------------------------------------
             VARIABLE-RATE DEMAND NOTES (91.3%)

             ALABAMA (5.5%)
             Birmingham Medical Clinic Board RB,
  $ 6,500       Series 1998 (LOC - Wachovia Bank, N.A.)                                       3.97%     10/01/2028     $    6,500
    5,545       Series 2002A (LOC - Columbus Bank & Trust Co.)                                4.15       2/01/2012          5,545
    2,500    Cleburne County Economic and Industrial Development Auth. RB,
                Series 2005 (LOC - Bank of New York)                                          4.00      11/01/2030          2,500
   11,925    Cullman Medical Park South RB, Series 1993A, P-FLOAT,
                Series MT 121 (LIQ)(LOC - Lloyds TSB Bank plc)(a)                             3.96       2/15/2023         11,925
    5,600    Greater Montgomery Educational Building Auth. RB,
                Series 2003A (LOC - AmSouth Bank)                                             4.00       6/01/2023          5,600
    2,365    Huntsville Educational Building RB, (Oakwood College Project)
                (LOC - First Commercial Bank)                                                 4.11      12/01/2022          2,365
    4,800    Jefferson County Public Park and Recreation Board RB,
                Series 2005 (LOC - AmSouth Bank)                                              3.95       9/01/2025          4,800
    2,600    Marengo County Port Auth. RB (LOC - Compass Bank)                                4.00       7/01/2026          2,600
             Mobile Special Care Facilities Financing Auth. RB,
    2,250       Series 2001 (LOC - Wachovia Bank, N.A.)                                       4.02       7/01/2021          2,250
    1,320       Series 2001 (LOC - Wachovia Bank, N.A.)                                       4.02       6/01/2026          1,320
   13,335    Ridge Improvement District Bond, Series 2000 (LOC - AmSouth Bank)                4.00      10/01/2025         13,335
   17,080    Southeast Gas District RB, Series 2003B (LIQ)(INS)                               4.00       6/01/2023         17,080
    6,195    Sumiton Educational Building Auth. RB, (East Walker Education and
                Development Project) (LOC - First Commercial Bank)                            4.11       5/01/2032          6,195
             Tuscaloosa County Port Auth. RB,
   32,500       Series 2006 (LOC - Compass Bank)                                              4.02      12/01/2031         32,500
    5,000       Series 2006B (LOC - Columbus Bank & Trust Co.)                                4.00      12/01/2026          5,000
   13,365    Tuscaloosa Educational Building Auth. RB,
                Series 2002A (LOC - AmSouth Bank)                                             3.93      10/01/2023         13,365
                                                                                                                       ----------
                                                                                                                          132,880
                                                                                                                       ----------
             ALASKA (1.4%)
   16,995    Housing Finance Corp. RB, ABN AMRO MuniTOPS Certificates Trust,
                Series 2005-18 (LIQ)(INS)(a)                                                  3.96       6/01/2013         16,995
   16,200    International Airports System RB, Series 2006B, ABN AMRO MuniTOPS
                Certificates Trust, Series 2006-9 (LIQ)(INS)(a)                               3.96      10/01/2014         16,200
                                                                                                                       ----------
                                                                                                                           33,195
                                                                                                                       ----------
             ARIZONA (0.7%)
    1,000    Maricopa County IDA IDRB, Series 1992                                            4.15       6/01/2007          1,000
    8,270    Phoenix Civic Improvement Corp. Excise Tax RB, Series 2005A, PUTTER,
                Series 1218 (LIQ)(INS)(a)                                                     3.97       7/01/2013          8,270
    8,500    Verrado Western Overlay Community Facilities District GO,
                Series 2004 (LOC - Compass Bank)                                              3.98       7/01/2029          8,500
                                                                                                                       ----------
                                                                                                                           17,770
                                                                                                                       ----------
             COLORADO (7.9%)
    5,000    Arista Metropolitan District Parking Special Ltd. RB, Senior
                Series 2006A (LOC - Compass Bank)                                             4.00      12/01/2030          5,000
    2,800    Brighton Crossing Metropolitan District No. 4 Bonds,
                Series 2004 (LOC - Compass Bank)                                              4.06      12/01/2034          2,800
    6,000    Commerce City Northern Infrastructure General Improvement
                District GO, Series 2006 (LOC - U.S. Bank, N.A.)                              3.96      12/01/2028          6,000
             Denver Urban Renewal Auth. Tax Increment RB,
    3,915       Series 2002 (LOC - Zions First National Bank)                                 4.00      12/01/2015          3,915
   13,000       Series 2004A1, P-FLOAT, Series MT 290 (LIQ)(NBGA)(a)                          3.99      12/01/2024         13,000
    6,830       Series 2006A (LOC - Compass Bank)                                             3.98       9/01/2017          6,830
   12,200       Series 2006C (LOC - Compass Bank)                                             3.98       9/01/2017         12,200

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                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
DECEMBER 31, 2006 (UNAUDITED)

PRINCIPAL                                                                                   COUPON           FINAL
   AMOUNT    SECURITY                                                                         RATE        MATURITY          VALUE
---------------------------------------------------------------------------------------------------------------------------------
             Educational and Cultural Facilities Auth. RB,
  $ 6,300       Series 1998 (LOC - JPMorgan Chase Bank, N.A.)                                 3.98%      8/01/2013     $    6,300
    6,950       Series 2004 (LOC - Zions First National Bank)                                 4.08       6/01/2034          6,950
    3,300       Series 2004 (LOC - Western Corp. Federal Credit Union)                        3.96       7/01/2034          3,300
   50,000       Series 2005 (LOC - Western Corp. Federal Credit Union)                        4.01       9/01/2035         50,000
   11,025       Series 2005 (LOC - U.S. Bank, N.A.)                                           4.00      12/01/2035         11,025
    2,390    El Paso County Economic Development RB,
                Series 1996 (LOC - JPMorgan Chase Bank, N.A.)                                 4.15      11/01/2021          2,390
    4,295    Erie COP, Series 2005 (LOC - Key Bank, N.A.)                                     3.96      11/01/2035          4,295
    2,000    Four Mile Ranch Metropolitan District No. 1 GO, Series 2005
                (LOC - Zions First National Bank)                                             4.01      12/01/2035          2,000
             Health Facilities Auth. RB,
    1,140       Series 1995 (LOC - JPMorgan Chase Bank, N.A.)                                 4.15       9/01/2015          1,140
    1,445       Series 1998C (LOC - JPMorgan Chase Bank, N.A.)                                4.15       1/01/2018          1,445
    8,260       Series 2006A (LOC - U.S. Bank, N.A.)                                          3.96       7/01/2032          8,260
    1,700    Housing and Finance Auth. IDA RB, Series 2003 (LOC - U.S. Bank, N.A.)            4.01       4/01/2009          1,700
             Postsecondary Educational Facilities Auth. RB,
    1,400       Series 1996 (LOC - Wells Fargo Bank, N.A.)                                    4.01       6/01/2011          1,400
    2,200       Series 1998 (LOC - JPMorgan Chase Bank, N.A.)                                 4.15       4/01/2013          2,200
    7,400    Regional Transportation District Sales Tax RB, Series 2006A, EAGLE
                Tax-Exempt Trust, Series 20060128 (INS)(LIQ)(a)                               3.96      11/01/2036          7,400
    4,000    Southeast Public Improvement Metropolitan District GO,
                Series 2004 (LOC - U.S. Bank, N.A.)                                           3.96      11/15/2034          4,000
   17,000    Southern Ute Indian Reservation RB, Series 2001(a)                               3.95      11/01/2031         17,000
    4,500    Triview Metropolitan District GO, Series 2006A (LOC - Compass Bank)              3.70      11/01/2023          4,506
    4,370    Wildgrass Metropolitan District GO, Series 2004 (LOC - Compass Bank)             4.06      12/01/2034          4,370
                                                                                                                       ----------
                                                                                                                          189,426
                                                                                                                       ----------
             DELAWARE (0.4%)
    3,175    Delaware Transportation Auth. RB, Series 2006, P-FLOAT,
                Series PZ 143 (INS)(LIQ)(a)                                                   3.97       7/01/2025          3,175
    6,600    EDA IDA RB, Series 1984                                                          4.02      12/01/2014          6,600
                                                                                                                       ----------
                                                                                                                            9,775
                                                                                                                       ----------
             DISTRICT OF COLUMBIA (0.2%)
    5,545    RB, Series 2005A (LOC - UniCredito Italiano)                                     3.96      10/01/2034          5,545
                                                                                                                       ----------

             FLORIDA (2.2%)
      300    Alachua County RB, Series 2004 (LOC - Wachovia Bank, N.A.)                       4.02       6/01/2025            300
   13,590    Brevard County Housing Finance Auth. RB, Series 1998, P-FLOAT,
                Series MT 304 (LIQ)(NBGA)(a)                                                  3.99      12/01/2032         13,590
   18,995    Broward County Housing Finance Auth. RB, Series 1985, P-FLOAT,
                Series MT 310 (LIQ)(NBGA)(a)                                                  3.99       9/01/2032         18,995
    1,000    Dade County IDA RB, Series 1982                                                  4.50      11/15/2017          1,000
   10,100    Lee Memorial Health System Hospital RB, Series 1985D                             3.98       4/01/2020         10,100
    2,535    Miami-Dade County School Board COP, Series, 2006A, EAGLE Tax Exempt Trust,
                Series 20060071 (INS)(LIQ)(a)                                                 3.96      11/01/2031          2,535
    1,240    Peace River Manasota Regional Water Supply Auth. Utility System RB,
                Series 2005A, ROC Trust II-R, Series 607PB (LIQ)(INS)(a)                      3.96      10/01/2030          1,240
    2,080    Putnam County Development Auth. PCRB, Series 1994                                3.95       9/01/2024          2,080
      605    Putnam County Development Auth. RB, Series 1984H-1 (NBGA)                        4.08       3/15/2014            605
       55    St. Petersburg Health Facilities Auth. RB, Series 1999
                (LOC - Wachovia Bank, N.A.)                                                   3.97       1/01/2024             55
    2,700    Tallahassee Energy System RB, Series 2005, EAGLE Tax-Exempt Trust,
                Series 20060018 (LIQ)(INS)(a)                                                 3.96      10/01/2035          2,700
                                                                                                                       ----------
                                                                                                                           53,200
                                                                                                                       ----------

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                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
DECEMBER 31, 2006 (UNAUDITED)

PRINCIPAL                                                                                   COUPON           FINAL
   AMOUNT    SECURITY                                                                         RATE        MATURITY          VALUE
---------------------------------------------------------------------------------------------------------------------------------
             GEORGIA (1.4%)
  $ 1,280    Athens-Clarke County Unified Government Development Auth. RB,
                Series 2006 (LOC - Columbus Bank & Trust Co.)                                 3.96%      7/01/2026     $    1,280
   10,000    Atlanta Subordinate Lien Tax Allocation Bonds, Series 2006
                (LOC - Wachovia Bank, N.A.)(a)                                                4.01      12/01/2024         10,000
             Columbus Development Auth. RB,
    5,955       Series 2004 (LOC - Columbus Bank & Trust Co.)                                 3.98      12/01/2033          5,955
    6,000       Series 2006 (LOC - Columbus Bank & Trust Co.)                                 3.96       5/01/2031          6,000
    4,700    Fulton County Development Auth. RB, Series 2006
                (LOC - Bank of North Georgia)                                                 3.96       3/01/2026          4,700
    4,500    Fulton County Water and Sewer RB, Series 2004, PUTTER,
                Series 1474 (LIQ)(INS)(a)                                                     3.97       7/01/2012          4,500
    1,380    Peachtree Development Auth. RB, Series 1988 (LOC - SunTrust Bank)                4.00       7/01/2010          1,380
                                                                                                                       ----------
                                                                                                                           33,815
                                                                                                                       ----------
             ILLINOIS (7.0%)
    8,880    Bolingbrook, Will and DuPage Counties Tax Increment RB,
                 Series 2005 (LOC - Sumitomo Mitsui Banking Corp.)                            3.99       1/01/2025          8,880
    9,995    Chicago GO, Project and Refunding Bonds, Series 2004A, ABN AMRO
                 MuniTOPS Certificates Trust, Series 2005-31 (LIQ)(INS)(a)                    3.96       7/01/2012          9,995
    2,770    Chicago Heights RB, Series 2002A (LOC - JPMorgan Chase Bank, N.A.)               3.98       3/01/2017          2,770
    3,000    Crestwood Village RB, Series 2004 (LOC - Fifth Third Bank)                       3.96      12/01/2023          3,000
    4,200    Development Finance Auth. PCRB, Series 1993                                      3.97       1/01/2016          4,200
             Development Finance Auth. RB,
    2,330        Series 1997 (LOC - National Bank of Midwest)                                 3.98       5/01/2018          2,330
    1,555        Series 1998 (LOC - Northern Trust Co.)                                       4.15       8/01/2022          1,555
    2,830        Series 2003 (Jewish Council for Youth Services Project)
                 (LOC - Harris Trust & Savings Bank)                                          4.01       9/01/2028          2,830
    2,830        Series 2003 (LEARN Charter School Project)
                 (LOC - Harris Trust & Savings Bank)                                          4.01       9/01/2033          2,830
   10,250    DuQuoin Industrial RB, Series 2006 (LOC - Comerica Bank, N.A.)                   3.96      11/01/2031         10,250
    5,800    Educational Facilities Auth. RB, Series 2001
                 (LOC - Harris Trust & Savings Bank)                                          4.00      10/01/2031          5,800
    3,325    Finance Auth. RB, Series 2006 (LOC - Fifth Third Bank)                           4.01       3/01/2031          3,325
    4,500    Finance Auth. Student Housing RB, Series 2006A
                 (LOC - Banco Santander Central Hispano )                                     3.98       7/01/2038          4,500
             Greater Chicago Metropolitan Water Reclamation District GO RB,
   18,190        Series 2006, ABN AMRO MuniTOPS Certificates Trust,
                 Series 2006-29 (LIQ)(a)                                                      3.96       6/01/2014         18,190
    4,895        Unlimited Tax Series of May, 2006, ROC Trust II-R, Series 6077 (LIQ)(a)      3.95      12/01/2026          4,895
    7,200        Unlimited Tax Series of May, 2006, ROC Trust II-R, Series 7027 (LIQ)(a)      3.95      12/01/2027          7,200
    9,765    Hazel Crest Retirement RB, Series 1992A (LOC - DEPFA Bank plc)                   3.96       2/01/2030          9,765
   12,175    Indian Prairie Community Unit School District No. 204, DuPage and
                 Will Counties GO, Series 2006A, ABN AMRO MuniTOPS Certificates Trust,
                 Series 2006-33 (LIQ)(INS)(a)                                                 3.96       6/30/2014         12,175
    4,805    Kendall County Unit School District No. 308 GO, Series 2003C, PUTTER,
                 Series 1478 (INS)(LIQ)(a)                                                    3.97       4/01/2015          4,805
    1,700    McHenry County Community Unit School District Number 200 GO
                 Capital Appr. School Building Bonds, Series 2006B, PUTTER,
                 Series 1363 (INS)(LIQ)(a)                                                    3.97       1/15/2020          1,700
             Metropolitan Pier and Exposition Auth. RB,
    9,300        Series 2002A, PUTTER, Series 1508 (LIQ)(INS)(a)                              3.97      12/15/2024          9,300
    4,665        Series 2002A, Floater Certificates, Series 89Z (LIQ)(INS)(a)                 3.98      12/15/2036          4,665
    5,375    Quincy, Adams County RB, Series 1997 (LOC - Bank of America, N.A.)               3.98       6/01/2022          5,375
    2,497    Schaumburg GO Bonds, Series 2004B, Floater Certificates,
                Series 2006-1345 (INS)(LIQ)(a)                                                3.95      12/01/2038          2,497

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==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
DECEMBER 31, 2006 (UNAUDITED)

PRINCIPAL                                                                                   COUPON           FINAL
   AMOUNT    SECURITY                                                                         RATE        MATURITY          VALUE
---------------------------------------------------------------------------------------------------------------------------------
  $ 4,249    Springfield Airport Auth. RB, Series 1986                                        4.08%     10/15/2016     $    4,249
             Toll Highway Auth. RB,
        5       Series 2005A, ROC Trust II-R, Series 6073 (LIQ)(INS)(a)                       3.95       1/01/2023              5
   10,000       Series 2006A-2, ABN AMRO MuniTOPS Certificates Trust,
                Series 2006-44 (LIQ)(INS)(a)                                                  3.96       7/01/2014         10,000
    6,180       Series 2006A-2, ROC Trust II-R, Series 606PB (LIQ)(INS)(a)                    3.96       1/01/2031          6,180
    5,210    Univ. Board of Trustees RB, Series 2005A, PUTTER, Series 1244 (LIQ)(INS)(a)      3.97       4/01/2013          5,210
                                                                                                                       ----------
                                                                                                                          168,476
                                                                                                                       ----------
             INDIANA (3.2%)
    5,615    Bond Bank RB, Series 2002B (LOC - Huntington National Bank)                      4.05       1/01/2025          5,615
      670    Crawfordsville Economic Development RB, Series 1999B
                (LOC - Federal Home Loan Bank-Indianapolis)                                   4.01       1/01/2030            670
    9,740    Development Finance Auth. Educational Facilities RB,
                Series 2003 (LOC - Key Bank, N.A.)                                            3.96       1/01/2023          9,740
    6,520    Educational Facilities Auth. RB, Series 2000A (LOC - Fifth Third Bank)           3.98      12/01/2029          6,520
    9,995    Hammond Multi School Building Corp. RB, Series 2004, ABN AMRO
                MuniTOPS Certificates Trust, Series 2004-50 (LIQ)(INS)(a)                     3.96       1/15/2013          9,995
             Huntington Economic Development RB,
    1,300       Series 1990                                                                   4.25       6/26/2014          1,300
    1,840       Series 1998 (LOC - Wells Fargo Bank, N.A.)                                    4.01      12/01/2025          1,840
    7,915    Lawrence Economic Development RB, Series 2002 (LOC - Fifth Third Bank)           3.96      11/01/2030          7,915
   13,600    Municipal Power Agency RB, Series 1993B, EAGLE Tax-Exempt Trust,
                Series 981401 (LIQ)(INS)(a)                                                   3.96       1/01/2016         13,600
    8,500    Municipal Power Agency, Power Supply Systems RB, Series 2006A,
                ROC Trust II-R, Series 592PB (INS)(LIQ)(a)                                    3.96       1/01/2032          8,500
    2,295    Seymour Economic Development RB, Series 2002 (LOC - National City Bank, KY)      4.04      10/01/2022          2,295
    2,200    St. Joseph County Economic Development RB, Series 2002
                (LOC - Wells Fargo Bank, N.A.)                                                4.01       6/01/2022          2,200
    6,000    Winona Lake Economic Development RB, Series 2006 (LOC - Fifth Third Bank)        3.98       6/01/2031          6,000
                                                                                                                       ----------
                                                                                                                           76,190
                                                                                                                       ----------
             IOWA (1.2%)
             Chillicothe PCRB,
    6,850       Series 1993                                                                   3.97       1/01/2023          6,850
    3,100       Series 1993A                                                                  3.95       5/01/2023          3,100
   12,750    Council Bluffs PCRB, Series 1995                                                 3.97       1/01/2025         12,750
    7,400    Finance Auth. RB, Series 1985A (NBGA)                                            3.98      11/01/2015          7,400
                                                                                                                       ----------
                                                                                                                           30,100
                                                                                                                       ----------
             KANSAS (0.2%)
    4,335    North Newton Health Care Facilities RB, Series 2003 (LOC - U.S. Bank, N.A.)      4.01       1/01/2023          4,335
                                                                                                                       ----------
             KENTUCKY (1.3%)
    2,160    Boone County Industrial Building RB,
                Series 2001 (LOC - JPMorgan Chase Bank, N.A.)                                 4.15      11/01/2021          2,160
    2,000    Frankfort Economic Development RB, Series 1990                                   4.25       5/07/2014          2,000
             Hancock County Industrial Building RB,
    9,005       Series 1990 (LOC - SunTrust Bank)                                             4.06       7/01/2010          9,005
    9,490       Series 1991 (LOC - SunTrust Bank)                                             4.06       7/01/2011          9,490
    2,180    Lexington-Fayette Urban County Government RB,
                Series 2001 (LOC - JPMorgan Chase Bank, N.A.)                                 4.15       7/01/2021          2,180
             Mason County PCRB,
    4,500       Series 1984B-1 (NBGA)                                                         4.08      10/15/2014          4,500
    1,350       Series 1984B-2 (NBGA)                                                         4.08      10/15/2014          1,350
                                                                                                                       ----------
                                                                                                                           30,685
                                                                                                                       ----------

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 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
DECEMBER 31, 2006 (UNAUDITED)

PRINCIPAL                                                                                   COUPON           FINAL
   AMOUNT    SECURITY                                                                         RATE        MATURITY          VALUE
---------------------------------------------------------------------------------------------------------------------------------
             LOUISIANA (2.0%)
             Ascension Parish PCRB,
  $ 1,550       Series 1990                                                                   4.25%      9/01/2010     $    1,550
      600       Series 1992                                                                   4.25       3/01/2011            600
             Gas and Fuels Tax RB,
   11,550       Series 2006A, EAGLE Tax-Exempt Trust, Series 20060137 (LIQ)(INS)(a)           3.96       5/01/2036         11,550
    9,900       Series 2006A, EAGLE Tax-Exempt Trust, Series 20060148 (LIQ)(INS)(a)           3.96       5/01/2036          9,900
    3,000    Public Facilities Auth RB, Series 2003A, Municipal Securities Trust
                Certificates, Series 5020 (LIQ)(LOC - Branch Banking & Trust Co.)(a)          4.01       7/01/2018          3,000
    3,615    Public Facilities Auth. IDRB, Series 1996 (LOC - Regions Bank)                   4.00      12/01/2014          3,615
    1,100    Public Facilities Auth. PCRB, Series 1992                                        4.25       8/01/2017          1,100
             Public Facilities Auth. RB,
   10,105       Series 1999 (LOC - The Bank of New York)                                      3.99       4/01/2021         10,105
    4,260       Series 2006 (LOC - AmSouth Bank)                                              3.94       5/01/2026          4,260
    3,000    West Baton Rouge Parish Industrial District No. 3 RB, Series 1994B               4.09      12/01/2016          3,000
                                                                                                                       ----------
                                                                                                                           48,680
                                                                                                                       ----------
             MAINE (0.3%)
    6,430    Turnpike Auth. RB, Series 2003, ROC Trust II-R, Series 608PB (INS)(LIQ)(a)       3.96       7/01/2033          6,430
                                                                                                                       ----------

             MARYLAND (3.3%)
    5,125    Anne Arundel County RB, Issue 1996 (LOC - Manufacturers & Traders Trust Co.)     3.94       7/01/2021          5,125
             Baltimore County Auth. RB,
    7,365       Series 2001 (LOC - Manufacturers & Traders Trust Co.)                         3.96       1/01/2021          7,365
    4,200       Series 2006 (LOC - Manufacturers & Traders Trust Co.)                         3.96      12/01/2035          4,200
    1,000    Baltimore County IDA RB, Series 1994                                             4.15       3/01/2014          1,000
    4,780    Baltimore County RB, Issue 1996 (LOC - Manufacturers & Traders Trust Co.)        3.94      12/01/2021          4,780
   14,075    Health and Educational Facilities Auth. RB, Series 2003B
                (LOC - Manufacturers & Traders Trust Co.)                                     3.92       1/01/2033         14,075
   21,750    Montgomery County Auth. Golf Course System RB, Series 2002
                (LOC - Manufacturers & Traders Trust Co.)                                     4.01      12/01/2027         21,750
   20,200    Montgomery County MFH RB, Series 1993, Issue I (NBGA)(a)                         3.96      11/01/2020         20,200
                                                                                                                       ----------
                                                                                                                           78,495
                                                                                                                       ----------
             MASSACHUSETTS (3.3%)
             Development Finance Agency RB,
    9,915       Series 2005A (INS)(LIQ)                                                       3.96       7/01/2035          9,915
    6,250       Series 2006 (LOC - TD Banknorth, N.A.)                                        3.96       9/01/2041          6,250
    8,650    Industrial Development Finance Agency RB, Series 1985
                (LOC - Wachovia Bank, N.A.)                                                   3.78       4/01/2010          8,650
   23,990    Revere Housing Auth. MFH RB, Series 1991C (LOC - Societe Generale)               3.96       9/01/2028         23,990
             School Building Auth. Dedicated Sales Tax RB,
   10,170       Series 2005A, PUTTER, Series 1185 (LIQ)(INS)(a)                               3.96       8/15/2013         10,170
    7,875       Series 2005A, PUTTER, Series 1197 (LIQ)(INS)(a)                               3.96       8/15/2013          7,875
   13,155    State Development Finance Agency RB,
                Series 2004 (LOC - TD Banknorth, N.A.)                                        3.97       3/01/2034         13,155
                                                                                                                       ----------
                                                                                                                           80,005
                                                                                                                       ----------
             MICHIGAN (3.0%)
   33,145    Oakland County EDC Limited Obligation RB, Series 2004 (LOC - Fifth
                Third Bank)                                                                   3.99       3/01/2029         33,145
             State Building Auth. RB,
    8,400       Series 2006, P-FLOAT, Series PZ 140 (INS)(LIQ)(a)                             3.97      10/15/2023          8,400
    3,200       Series 2006, PUTTER, Series 1465 (INS)(LIQ)(a)                                3.97       4/15/2014          3,200
   10,500       Series 2006IA, EAGLE Tax-Exempt Trust, Series 20060142 (LIQ)(INS)(a)          3.96      10/15/2036         10,500
    7,100       Series 2006IA, EAGLE Tax-Exempt Trust, Series 20060156 (LIQ)(INS)(a)          3.96      10/15/2036          7,100
   10,000    Strategic Fund Limited Obligation RB, Series 2003B-1                             4.02       6/01/2014         10,000
                                                                                                                       ----------
                                                                                                                           72,345
                                                                                                                       ----------

8

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
DECEMBER 31, 2006 (UNAUDITED)

PRINCIPAL                                                                                   COUPON           FINAL
   AMOUNT    SECURITY                                                                         RATE        MATURITY          VALUE
---------------------------------------------------------------------------------------------------------------------------------
             MINNESOTA (1.4%)
  $ 9,948    Burnsville Housing RB, Series A (LOC - Associated Bank, N.A.)                    4.17%      1/01/2045     $    9,948
    3,500    Robbinsdale MFH RB, Series 2004C (LOC - La Salle National Bank, N.A.)            3.96       4/01/2029          3,500
    4,650    St. Paul Housing and Redevelopment Auth. RB, Series 2001
                (LOC - Wells Fargo Bank, N.A.)                                                3.75      10/01/2011          4,650
   16,010    State GO, Series 2000, EAGLE Tax-Exempt Trust, Series 20002301 (LIQ)(a)          3.96       6/01/2020         16,010
                                                                                                                       ----------
                                                                                                                           34,108
                                                                                                                       ----------
             MISSISSIPPI (1.2%)
   20,000    Business Finance Corp. RB, Series 2006 (LOC - AmSouth Bank)                      3.99      10/01/2018         20,000
    7,000    Development Bank Special Obligation RB, Series 2006A (INS)(LIQ)                  4.01      10/01/2036          7,000
    1,255    Hospital Equipment and Facilities Auth. RB, Series 2000 (LOC - AmSouth Bank)     4.00       7/01/2015          1,255
                                                                                                                       ----------
                                                                                                                           28,255
                                                                                                                       ----------
             MISSOURI (2.1%)
             Health and Educational Facilities Auth. RB,
    4,500       Series 1998B (LOC - Allied Irish Banks plc)                                   3.97       6/01/2023          4,500
    9,100       Series 2000 (LOC - Commerce Bank, N.A.)                                       4.03       7/01/2025          9,100
    2,360       Series 2003 (LOC - Southwest Bank of St. Louis)                               4.02       6/01/2023          2,360
    5,000       Series 2004A (LOC - Bank of America, N.A.)                                    4.00       7/01/2029          5,000
    6,600    Jackson County IDA Auth. RB, Series 2005 (LOC - Commerce Bank, N.A.)             4.03       7/01/2025          6,600
    9,095    Kansas City MFH RB, Series 1995 (NBGA)                                           4.00       9/01/2025          9,095
    5,600    St. Charles County IDA MFH RB, Series 2006 (NBGA)                                3.97       4/15/2027          5,600
    9,170    St. Louis County IDA MFH RB, Series 2006 (NBGA)                                  3.97       4/15/2027          9,170
                                                                                                                       ----------
                                                                                                                           51,425
                                                                                                                       ----------
             MONTANA (0.7%)
   16,000    Richland County Hospital RB, Series 2006 (LOC - Allied Irish Banks plc)          3.96       5/01/2031         16,000
                                                                                                                       ----------
             MULTI-STATE (2.6%)
   50,000    JPMorgan Chase & Co., PUTTER, Series 1632P (INS)(LIQ)(a)                         4.11       4/01/2013         50,000
   12,700    P-FLOAT, Series PZP 020 (INS)(LIQ)(NBGA)(a)                                      4.01       8/01/2031         12,700
                                                                                                                       ----------
                                                                                                                           62,700
                                                                                                                       ----------
             NEBRASKA (0.1%)
    2,130    Sarpy County PCRB, Series 1995                                                   4.15       7/01/2013          2,130
                                                                                                                       ----------
             NEVADA (1.8%)
             Clark County GO,
    4,000       Series 2006, P-FLOAT, Series PZ 133 (INS)(LIQ)(a)                             3.97      11/01/2027          4,000
    6,175       Series 2006, P-FLOAT, Series PZ 135 (INS)(LIQ)(a)                             3.97      11/01/2026          6,175
    9,890    Clark County School District GO, Series 2005C, PUTTER,
                Series 1159 (LIQ)(INS)(a)                                                     3.97       6/15/2013          9,890
    9,645    Las Vegas Economic Development RB, Series 2005
                (LOC - Nevada State Bank)                                                     3.96       4/01/2030          9,645
    3,495    Las Vegas Valley Water District GO, Series 2003A, PUTTER,
                Series 1303 (LIQ)(INS)(a)                                                     3.97       6/01/2011          3,495
   10,015    Systems of Higher Education Univ. RB, Series 2005B, PUTTER,
                Series 1245 (INS)(LIQ)(a)                                                     3.97       1/01/2014         10,015
                                                                                                                       ----------
                                                                                                                           43,220
                                                                                                                       ----------
             NEW HAMPSHIRE (0.6%)
    4,310    Business Finance Auth. RB, Series 2005B (LOC - TD Banknorth, N.A.)               3.95       5/01/2035          4,310
   11,085    Higher Educational and Health Facilities RB, Series 1996
                (LOC - Lloyds TSB Bank plc)                                                   3.97       5/01/2026         11,085
                                                                                                                       ----------
                                                                                                                           15,395
                                                                                                                       ----------

                                                                               9
 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
DECEMBER 31, 2006 (UNAUDITED)

PRINCIPAL                                                                                   COUPON           FINAL
   AMOUNT    SECURITY                                                                         RATE        MATURITY          VALUE
---------------------------------------------------------------------------------------------------------------------------------
             NEW JERSEY (0.7%)
  $13,750    Camden County Improvement Auth. RB, Series 2004B
                (LOC - Commerce Bank, N.A.)                                                   4.01%      8/01/2032     $   13,750
    3,520    EDA RB, Series 2003 (Baptist Home Society) (LOC - Valley National Bank)          4.03       3/01/2031          3,520
                                                                                                                       ----------
                                                                                                                           17,270
                                                                                                                       ----------
             NEW MEXICO (0.3%)
    6,250    Santa Fe Educational Facilities and Improvement RB,
                Series 2006 (LIQ)(INS)                                                        3.96       4/01/2036          6,250
                                                                                                                       ----------
             NEW YORK (1.0%)
      100    Dormitory Auth. RB, Series 1993 (LOC - Landesbank Hessen-Thuringen)              3.99       7/01/2023            100
   20,000    Long Island Power Auth. Electric System General RB, Series 2006F, ROC
                Trust II-R, Series 715 (LIQ)(INS)(a)                                          3.95       5/01/2033         20,000
    3,725    Oneida County IDA RB, Series 2005 (LOC - Manufacturers & Traders Trust Co.)      3.96       6/01/2030          3,725
                                                                                                                       ----------
                                                                                                                           23,825
                                                                                                                       ----------
             OHIO (4.8%)
    3,000    Cadiz Health Care Facilities RB (LOC - National City Bank)                       3.98       1/01/2033          3,000
    6,365    Cincinnati School District COP, Series 2006, EAGLE Tax-Exempt Trust,
                Series 20060155 (LIQ)(INS)(a)                                                 3.96      12/15/2032          6,365
   11,450    Cincinnati School District GO, Series 2003, PUTTER, Series 1177 (LIQ)(INS)(a)    3.97      12/01/2011         11,450
    6,000    Clarke County IDA RB (LOC - Deutsche Bank, A.G.)                                 4.19      12/01/2010          6,000
    1,845    Clermont County Economic Development RB,
                Series 2002 (LOC - Fifth Third Bank)                                          4.01       8/01/2022          1,845
             Cleveland-Cuyahoga County Port Auth. Development RB,
   11,320       Series 2005A (LOC - National City Bank)                                       3.96      11/15/2035         11,320
    8,395       Series 2005B (LOC - National City Bank)                                       3.96      11/15/2035          8,395
    4,505    Columbus School District GO, Series 2006, P-FLOAT, Series PZ 131 (INS)(LIQ)(a)   3.97      12/01/2029          4,505
    8,385    Crawford County Hospital Facilities RB,
                Series 2003 (LOC - Huntington National Bank)                                  4.00      10/01/2023          8,385
    1,460    Cuyahoga County IDRB, Series 2000 (LOC - JPMorgan Chase Bank, N.A.)              4.15      11/01/2019          1,460
   10,790    Franklin County Health Care Facilities RB, Series 2005 (LOC - Fifth Third Bank)  3.95       3/01/2027         10,790
             Higher Educational Facility RB,
    8,795       Series 2000A (LOC - Fifth Third Bank)                                         3.98       9/01/2020          8,795
    5,000       Series 2006 (LOC - Huntington National Bank)                                  4.00       6/01/2026          5,000
    2,650       Series 2006A, ROC Trust II-R, Series 6075 (LIQ)(a)                            3.95       5/01/2024          2,650
    3,600    Hilliard IDRB, Series 2003 (LOC - U.S. Bank, N.A.)                               4.01       8/01/2012          3,600
   14,035    Lorain County Hospital Facilities RB, Series 2001 (LOC - National City Bank)     3.98       5/01/2026         14,035
    2,800    Meigs County IDRB, Series 2003 (LOC - U.S. Bank, N.A.)                           4.01       8/01/2012          2,800
    2,200    Montgomery County Health Care Facilities RB,
                Series 2002 (LOC - JPMorgan Chase Bank, N.A.)                                 3.98       5/01/2022          2,200
    3,000    Warren County IDRB, Series 2003 (LOC - U.S. Bank, N.A.)                          4.01       8/01/2012          3,000
                                                                                                                       ----------
                                                                                                                          115,595
                                                                                                                       ----------
             OKLAHOMA (4.1%)
    8,400    Garfield County Industrial Auth. PCRB, Series 1995A                              3.98       1/01/2025          8,400
             Muskogee Industrial Trust PCRB,
   32,400       Series 1995A                                                                  4.00       1/01/2025         32,400
   48,400       Series 1997A                                                                  4.06       6/01/2027         48,400
    2,900    State IDA RB, Series 1998 (LOC - JPMorgan Chase Bank, N.A.)                      4.15       8/01/2018          2,900
    7,250    Tulsa Industrial Auth. RB, Series 2006 (LOC - Bank of Oklahoma, N.A.)            4.11      11/01/2026          7,250
                                                                                                                       ----------
                                                                                                                           99,350
                                                                                                                       ----------
             OREGON (1.6%)
   38,100    Port of Portland Public Grain Elevator RB, Series 1984
                (LOC - Bank of Tokyo-Mitsubishi UFJ, Ltd.)                                    4.18      12/01/2014         38,100
                                                                                                                       ----------

10

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
DECEMBER 31, 2006 (UNAUDITED)

PRINCIPAL                                                                                   COUPON           FINAL
   AMOUNT    SECURITY                                                                         RATE        MATURITY          VALUE
---------------------------------------------------------------------------------------------------------------------------------
             PENNSYLVANIA (1.9%)
  $ 2,700    Allegheny County IDA RB, Series 2002 (LOC - PNC Bank, N.A.)                      3.96%      6/01/2022     $    2,700
    6,000    Allentown Redevelopment Auth. MFH RB, Series 1990 (LOC - Societe Generale)       3.96       7/01/2020          6,000
    1,000    Chartiers Valley Industrial and Commercial Development Auth. RB, Series 1982     4.23      11/15/2017          1,000
    3,000    Elizabethtown IDA College RB, Series 2006 (LOC - Fulton Bank)                    4.01       6/15/2029          3,000
    1,500    Higher Educational Facilities Auth. RB, Series 2006 FF2, PUTTER,
                Series 1378 (LIQ)(INS)(a)                                                     3.97       6/15/2014          1,500
    9,550    Horizon Hospital System Auth. Senior Health and Housing Facilities RB,
                Series 2002 (LOC - Manufacturers & Traders Trust Co.)                         3.96       1/01/2033          9,550
    7,400    Lancaster Municipal Auth. RB, Series 2006C (LOC - Fulton Bank)                   3.96       5/01/2036          7,400
    8,930    Schuylkill County IDA RB, Series 2001                                            3.94       4/01/2021          8,930
    2,350    South Central General Auth. Hospital RB, Series 2005, ROC Trust II-R,
                Series 604 (LIQ)(INS)(a)                                                      3.96      12/01/2030          2,350
    3,215    State Public School Building Auth. RB, Series 2003, PUTTER,
                Series 1257 (LIQ)(INS)(a)                                                     3.97      12/01/2011          3,215
                                                                                                                       ----------
                                                                                                                           45,645
                                                                                                                       ----------
             SOUTH CAROLINA (2.2%)
   10,500    EDA RB, Series 2002 (LOC - Bank of America, N.A.)                                3.95       5/01/2032         10,500
    4,015    Educational Facilities Auth. RB, Series 2005A
                (LOC - National Bank of South Carolina)                                       3.96      11/01/2025          4,015
    2,000    Jobs EDA Healthcare Facilities RB, Series 2006A
                (LOC - National Bank of South Carolina)                                       3.96       5/01/2021          2,000
             Jobs EDA Hospital Facilities RB,
    8,150       Series 2005 (LOC - SunTrust Bank)                                             4.00      11/01/2035          8,150
    2,000       Series 2005A (LIQ)(INS)                                                       3.97      10/01/2035          2,000
    4,000       Series 2006 (LOC - National Bank of South Carolina )                          3.96       5/01/2031          4,000
    5,400    Jobs-Economic Development Auth. Hospital RB, Series 2006A (INS)(LIQ)             3.97      10/01/2036          5,400
    5,555    Public Service Auth. RB, Series 2003A, PUTTER, Series 1203 (INS)(LIQ)(a)         3.97       7/01/2011          5,555
    5,610    State University Infrastructure GO, Series 2005A, P-FLOAT,
                Series PZ 150 (LIQ)(a)                                                        3.97      11/01/2020          5,610
    5,950    Transportation Infrastructure Bank RB, Series 2003A, PUTTER,
                Series 1283 (INS)(LIQ)(a)                                                     3.97       4/01/2012          5,950
                                                                                                                       ----------
                                                                                                                           53,180
                                                                                                                       ----------
             SOUTH DAKOTA (1.2%)
             Health and Educational Facilities Auth. RB,
   17,040       Series 2000 (INS)(LIQ)                                                        3.96       7/01/2025         17,040
    7,500       Series 2001C (LOC - U.S. Bank, N.A.)                                          3.96      11/01/2019          7,500
    4,835       Series 2004B (LOC - U.S. Bank, N.A.)                                          3.96      11/01/2034          4,835
                                                                                                                       ----------
                                                                                                                           29,375
                                                                                                                       ----------
             TENNESSEE (4.1%)
   22,500    Cookeville Regional Medical Center Auth. RB, Series 2006
                (LOC - AmSouth Bank)                                                          3.95       3/01/2036         22,500
             Jackson Health, Educational and Housing Facility Board RB,
    5,100       Series 2001 (LOC - AmSouth Bank)                                              4.00       9/01/2016          5,100
    4,255       Series 2003 (LOC - AmSouth Bank)                                              4.00       7/01/2024          4,255
    3,750    Knox County Health and Educational Facilities Board RB,
                Series 2006 (LOC - AmSouth Bank)                                              4.00       8/01/2036          3,750
    8,075    Knoxville Wastewater System RB, Series 2005A, PUTTER,
                Series 1292 (LIQ)(INS)(a)                                                     3.97       4/01/2013          8,075
    4,750    McMinn County Industrial Development RB, Series 2006PJ
                (LOC - AmSouth Bank)                                                          4.01      11/01/2036          4,750
   26,250    Municipal Energy Acquisition Corp. RB, Series 2006A, PUTTER,
                Series 1578 (LIQ)(NBGA)(a)                                                    3.97       2/01/2013         26,250
    4,350    Nashville and Davidson County Health and Educational Facilities RB,
                Series 2000 (LOC - AmSouth Bank)                                              4.00      12/01/2020          4,350

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
DECEMBER 31, 2006 (UNAUDITED)

PRINCIPAL                                                                                   COUPON           FINAL
   AMOUNT    SECURITY                                                                         RATE        MATURITY          VALUE
---------------------------------------------------------------------------------------------------------------------------------
             Nashville and Davidson County IDB MFH RB,
  $ 6,710       Series 1989 (LOC - Societe Generale)                                          3.96%      9/01/2019     $    6,710
    9,680       Series 1989 (LOC - Societe Generale)                                          3.96      10/01/2019          9,680
    1,980    Nashville and Davidson County IDB RB, Series 2002 (LOC - AmSouth Bank)           4.00       6/01/2022          1,980
    2,200    Williamson County IDB RB, Series 2003 (LOC - SunTrust Bank)                      3.97       4/01/2023          2,200
                                                                                                                       ----------
                                                                                                                           99,600
                                                                                                                       ----------
             TEXAS (9.7%)
   10,400    Alamo Heights Higher Education Facility RB, Series 1999A
                (LOC - JPMorgan Chase Bank, N.A.)                                             4.00       4/01/2019         10,400
    9,900    Austin Higher Education Auth. RB, Series 2000 (LOC - Wachovia Bank, N.A.)        4.00       4/01/2025          9,900
    2,280    Bell County Health Facilities Development Corp. RB, Series 1998
                (LOC - JPMorgan Chase Bank, N.A.)                                             4.15       5/01/2023          2,280
   19,995    Brownsville Utilities System Improvement RB, Series 2005, ABN AMRO
                MuniTOPS Certificates Trust, Series 2005-41 (LIQ)(INS)(a)                     3.96       9/01/2013         19,995
    2,690    Cameron Education Corp. RB, Series 2001 (LOC - JPMorgan Chase Bank, N.A.)        4.15       6/01/2031          2,690
    5,405    Collin County Ltd. Tax GO, Series 2005, PUTTER, Series 765 (LIQ)(a)              3.97       2/15/2013          5,405
    9,105    Crawford Education Facilities Corp. RB, Series 2004A (LOC - BNP Paribas)         4.00       5/01/2035          9,105
    3,475    El Paso County Hospital District GO, Series 2005, PUTTER,
                Series 1261 (INS)(LIQ)(a)                                                     3.96       8/15/2013          3,475
    2,770    Fort Bend County Unlimited Tax and Subordinate Lien Toll Road RB,
                Series 2004, PUTTER, Series 1326 (LIQ)(INS)(a)                                3.97       9/01/2012          2,770
    8,590    Galveston County Combination Tax and RB, Series 2003C, ABN AMRO
                MuniTOPS Certificates Trust, Series 2003-25 (LIQ)(INS)(a)                     3.96       2/01/2011          8,590
   13,135    Harrison County Health Facilities Development Corp. RB,
                Series 2006 (LOC - AmSouth Bank)                                              4.01       4/01/2026         13,135
   13,335    Houston Airport System RB, Series 2002B, EAGLE Tax-Exempt Trust,
                Series 20060123 (LIQ)(INS)(a)                                                 3.96       7/01/2032         13,335
             Houston Community College System RB,
    1,330       Series 2006, P-FLOAT, Series PT 3739 (LIQ)(INS)(a)                            3.96       4/15/2021          1,330
    6,900       Series 2006, P-FLOAT, Series PZ 129 (INS)(LIQ)(a)                             3.97       4/15/2028          6,900
    5,400    Jewett EDC IDRB, Series 2002B                                                    3.98       8/01/2009          5,400
    5,035    Katy ISD GO, ABN AMRO MuniTOPS Certificates Trust,
                Series 2006-62 (LIQ)(NBGA)(a)                                                 3.96       8/15/2027          5,035
   15,730    Lake Travis ISD Unlimited Tax School Building RB, Series 2006, ABN
                AMRO MuniTOPS Certificates Trust, Series 2006-18 (LIQ)(NBGA)(a)               3.96       2/15/2014         15,730
    1,000    McAllen Health Facilities Development Corp. RB, Series 1984
                (LOC - Bank of America, N.A.)                                                 4.04      12/01/2024          1,000
   10,495    Midlothian ISD Unlimited Tax School Building and RB, Series 2005,
                ABN AMRO MuniTOPS Certificates Trust, Series 2006-58 (LIQ)(NBGA)(a)           3.96       8/15/2013         10,495
    1,800    North Central IDA RB, Series 1983                                                4.25      10/01/2013          1,800
    8,450    North Texas Municipal Water District RB, Series 2006, ROC Trust II-R,
                Series 593PB (LIQ)(INS)(a)                                                    3.96       9/01/2035          8,450
    6,195    Public Finance Auth. GO RB, Series 1997 and 1988B, P-FLOAT,
                Series PZ 108 (INS)(LIQ)(a)                                                   3.97      10/01/2013          6,195
    6,165    San Antonio GO, Series 2006, P-FLOAT, Series PZ 146 (LIQ)(a)                     3.97       2/01/2026          6,165
    6,000    San Antonio Water System RB, Series 2005, EAGLE Tax-Exempt Trust,
                Series 20060005 (LIQ)(INS)(a)                                                 3.96       5/15/2040          6,000
    8,620    Tarrant County Housing Finance Corp. MFH RB, Series 1985
                (LOC - Compass Bank)                                                          3.98      12/01/2025          8,620
   14,470    Tarrant County Housing Finance Corp. RB, Series 1994, P-FLOAT,
                Series MT 306 (LIQ)(NBGA)(a)                                                  3.99      11/01/2029         14,470
             Transportation Commission GO,
   19,500       Series 2006A, EAGLE Tax-Exempt Trust, Series 20060122 (LIQ)(a)                3.96       4/01/2033         19,500
    9,090       Series 2006A, EAGLE Tax-Exempt Trust, Series 20060126 (LIQ)(a)                3.96       4/01/2035          9,090
    7,700    Trinity River IDA RB, Series 1997                                                4.15       1/01/2013          7,700
                                                                                                                       ----------
                                                                                                                          234,960
                                                                                                                       ----------

12

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
DECEMBER 31, 2006 (UNAUDITED)

PRINCIPAL                                                                                   COUPON           FINAL
   AMOUNT    SECURITY                                                                         RATE        MATURITY          VALUE
---------------------------------------------------------------------------------------------------------------------------------
             UTAH (0.1%)
  $ 2,900    Box Elder County PCRB, Series 2002                                               3.98%      4/01/2028     $    2,900
                                                                                                                       ----------

             VERMONT (0.5%)
             Educational and Health Buildings Financing Agency RB,
    1,100       Series 2002A (LOC - Banknorth, N.A.)                                          4.00      10/01/2032          1,100
    6,800       Series 2004A (LOC - Banknorth, N.A.)                                          4.06      10/01/2034          6,800
    4,830       Series 2005A (LOC - Banknorth, N.A.)                                          3.95      10/01/2034          4,830
                                                                                                                       ----------
                                                                                                                           12,730
                                                                                                                       ----------
             WASHINGTON (2.3%)
    5,345    Columbia Generating Station Electric RB, Series 2006A, PUTTER,
                Series 1282 (INS)(LIQ)(a)                                                     3.97       1/01/2014          5,345
    2,215    Economic Development Finance Auth. RB, Series 2006C (LOC - Bank of
                America, N.A.)                                                                3.96       6/01/2029          2,215
    8,370    GO Compound Interest Bonds, Series 2000S-5 and 1999S-2, P-FLOAT,
                Series PZ 106 (INS)(LIQ)(a)                                                   3.97       1/01/2020          8,370
    3,120    Health Care Facilities Auth. RB, Series 2006, ROC Trust II-R,
                Series 669 (LIQ)(INS)(a)                                                      3.96      12/01/2036          3,120
    9,595    King County Limited Tax GO, Series 2005, PUTTER, Series 1184 (LIQ)(INS)(a)       3.97       1/01/2013          9,595
             Motor Vehicle Fuel Tax GO,
    1,600       Series 2004C, PUTTER, Series 1359 (INS)(LIQ)(a)                               3.97       6/01/2017          1,600
    4,200       Series 2005C, PUTTER, Series 1449 (INS)(LIQ)(a)                               3.97      12/01/2015          4,200
   10,575    State Higher Education Facilities Auth. RB, Series 2001                          3.99      10/01/2031         10,575
   10,235    Tacoma Limited Tax GO, Series 2004, PUTTER, Series 1220 (LIQ)(INS)(a)            3.97      12/01/2012         10,235
                                                                                                                       ----------
                                                                                                                           55,255
                                                                                                                       ----------
             WEST VIRGINIA (0.7%)
    2,775    Harrison County Commercial Development RB, Series 2004 (LOC - U.S. Bank, N.A.)   4.01      12/01/2012          2,775
    8,630    Marshall County PCRB, Series 1994                                                4.00       3/01/2026          8,630
    3,100    Monongalia County Commercial Development RB, Series 2004
                (LOC - U.S. Bank, N.A.)                                                       4.01      12/01/2012          3,100
    2,200    Ripley Commercial Development RB, Series 2004 (LOC - U.S. Bank, N.A.)            4.01      12/01/2012          2,200
                                                                                                                       ----------
                                                                                                                           16,705
                                                                                                                       ----------
             WISCONSIN (0.9%)
    6,625    Green Bay Water System RB, Series 2006, P-FLOAT, Series PZ 134 (INS)(LIQ)(a)     3.97      11/01/2029          6,625
      965    Health and Educational Facilities Auth. RB, Series 2001
                (LOC - JPMorgan Chase Bank, N.A.)                                             4.15       5/01/2026            965
    8,000    Milwaukee IDRB, Series 1995                                                      4.08       9/01/2015          8,000
    7,250    Sheboygan PCRB, Series 1995                                                      4.08       9/01/2015          7,250
                                                                                                                       ----------
                                                                                                                           22,840
                                                                                                                       ----------
             WYOMING (0.2%)
    3,700    Uinta County PCRB, Series 1993                                                   4.00       8/15/2020          3,700
                                                                                                                       ----------
             Total Variable-Rate Demand Notes (cost: $2,201,860)                                                        2,201,860
                                                                                                                       ----------
             PUT BONDS (5.1%)

             ALASKA (0.0%)(b)
    1,000    Valdez Marine Terminal RB, Series 1994B                                          3.68       5/01/2031          1,000
                                                                                                                       ----------
             COLORADO (1.0%)
    7,000    Bachelor Gulch Metropolitan District GO, Series 2004 (LOC - Compass Bank)        3.70      12/01/2023          7,000
    3,200    Central Platte Valley Metropolitan District GO, Series 2006
                (LOC - BNP Paribas)                                                           3.70      12/01/2036          3,200
    3,000    Central Platte Valley Metropolitan District GO, Series 2001B
                (LOC - BNP Paribas)                                                           3.70      12/01/2031          3,000

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
DECEMBER 31, 2006 (UNAUDITED)

PRINCIPAL                                                                                   COUPON           FINAL
   AMOUNT    SECURITY                                                                         RATE        MATURITY          VALUE
---------------------------------------------------------------------------------------------------------------------------------
  $ 4,510    Parker Automotive Metropolitan District GO, Series 2005
                (LOC - U.S. Bank, N.A.)                                                       3.70%     12/01/2034     $    4,510
    5,915    Triview Metropolitan District GO, Series 2003A (LOC - Compass Bank)              3.75      11/01/2023          5,915
                                                                                                                       ----------
                                                                                                                           23,625
                                                                                                                       ----------
             FLORIDA (1.6%)
   38,300    Sarasota County Public Hospital RB, Series 1996A                                 3.65      10/01/2028         38,300
                                                                                                                       ----------
             INDIANA (0.5%)
             Ascension Health Facility Financing Auth. RB,
    6,000       Series 2001A-1                                                                3.82      11/15/2036          6,000
    5,500       Series 2001A-2                                                                3.62      11/15/2036          5,500
                                                                                                                       ----------
                                                                                                                           11,500
                                                                                                                       ----------
             MINNESOTA (0.3%)
    8,560    Minneapolis Society of Fine Arts Revenue Notes, Series 2003                      3.62      10/14/2015          8,560
                                                                                                                       ----------
             MISSISSIPPI (0.4%)
    9,245    Claiborne County PCRB, Series 1985G1 (NBGA)                                      3.69      12/01/2015          9,245
                                                                                                                       ----------
             MONTANA (1.0%)
             Board of Investments Municipal Finance Consolidation Act Bonds,
    9,605       Series 1997 (NBGA)                                                            3.65       3/01/2017          9,605
    7,200       Series 1998 (NBGA)                                                            3.65       3/01/2018          7,200
    6,515       Series 2003 (NBGA)                                                            3.65       3/01/2028          6,515
                                                                                                                       ----------
                                                                                                                           23,320
                                                                                                                       ----------
             NEW YORK (0.1%)
    1,850    Power Auth. GO, Series 1985                                                      3.60       3/01/2016          1,850
                                                                                                                       ----------
             TEXAS (0.2%)
    5,000    Aledo ISD Unlimited Tax School Building RB, Series 2006A (LIQ)(NBGA)             3.62       8/01/2035          5,000
                                                                                                                       ----------
             Total Put Bonds (cost: $122,400)                                                                             122,400
                                                                                                                       ----------
             FIXED-RATE INSTRUMENTS (3.0%)

             ILLINOIS (0.1%)
    2,500    Chicago Park District Corp. Purpose Tax Anticipation Warrants, Series 2006A      4.50       3/15/2007          2,504
                                                                                                                       ----------
             INDIANA (0.1%)
    1,240    Health and Educational Facility Financing Auth. RB, Series 2006B                 5.00       2/15/2007          1,242
                                                                                                                       ----------
             KANSAS (0.2%)
             Junction City Temporary Notes,
    2,000       Series 2006C                                                                  5.00       8/01/2007          2,008
    2,500       Series 2006D                                                                  5.00       8/01/2007          2,514
                                                                                                                       ----------
                                                                                                                            4,522
                                                                                                                       ----------
             MARYLAND (0.4%)
   10,000    Community Development Administration RB, Series 2006Q                            3.59      12/14/2007         10,000
                                                                                                                       ----------
             MICHIGAN (0.2%)
    6,900    Municipal Bond Auth. Revenue Notes, Series 2006B-2
                (LOC - The Bank of Nova Scotia)                                               4.50       8/20/2007          6,935
                                                                                                                       ----------

14

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
DECEMBER 31, 2006 (UNAUDITED)

PRINCIPAL                                                                                   COUPON           FINAL
   AMOUNT    SECURITY                                                                         RATE        MATURITY          VALUE
---------------------------------------------------------------------------------------------------------------------------------
             MINNESOTA (0.5%)
  $ 1,000    Albany ISD No. 745 GOAA Certificates of Indebtedness, Series 2006A (NBGA)        4.50%      9/03/2007     $    1,004
    3,420    Greenway ISD No. 316 GOAA Certificates of Indebtedness, Series 2006A (NBGA)      4.25       9/06/2007          3,430
    5,000    Hopkins ISD No. 270 GOAA Certificates of Indebtedness, Series 2006 (NBGA)        4.25       9/06/2007          5,019
    3,200    Litchfield ISD No. 465 GOAA Certificates of Indebtedness, Series 2006 (NBGA)     4.25       9/26/2007          3,215
                                                                                                                       ----------
                                                                                                                           12,668
                                                                                                                       ----------
             OHIO (0.2%)
    5,000    Versailles School District Notes, Series 2006                                    4.35       6/26/2007          5,014
                                                                                                                       ----------
             TENNESSEE (0.1%)
    2,025    Rutherford County School and Public Improvement GO, Series 2006                  5.00       6/01/2007          2,035
                                                                                                                       ----------
             TEXAS (0.9%)
    1,365    Clint ISD Unlimited Tax School Bonds, Series 2006 (NBGA)                         4.00       8/15/2007          1,368
             Houston GO,
   10,000       Series 2006E                                                                  3.60       3/09/2007         10,000
   10,300       Series 2006E                                                                  3.60       3/23/2007         10,300
                                                                                                                       ----------
                                                                                                                           21,668
                                                                                                                       ----------
             WISCONSIN (0.3%)
    7,100    Rural Water Construction Loan Program Commission RB, Anticipation Notes,
                Series 2006                                                                   4.75       8/15/2007          7,145
                                                                                                                       ----------
             Total Fixed-Rate Instruments (cost: $73,733)                                                                  73,733
                                                                                                                       ----------

             TOTAL INVESTMENTS (COST: $2,397,993)                                                                      $2,397,993
                                                                                                                       ==========

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA TAX EXEMPT MONEY MARKET FUND
DECEMBER 31, 2006 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 39 separate funds. The information presented in this quarterly report pertains only to the USAA Tax Exempt Money Market Fund (the
         Fund), which is classified as diversified under the 1940 Act.

         A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

             1. Pursuant to Rule 2a-7 under the 1940 Act, securities in the Fund are valued at amortized cost, which approximates market value. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or discounts.

             2. Securities for which valuations are not readily available or are considered unreliable are valued in good faith at fair value, using methods determined by the Manager, an affiliate of the Fund, under valuation procedures and procedures to stabilize net asset value approved by the Trust's Board of Trustees.

         B. As of December 31, 2006, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments.

         C. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $2,412,781,000 at December 31, 2006, and, in total, may not equal 100%.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.

         (b) Represents less than 0.1% of net assets.

16

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

                       TRUSTEES     Christopher W. Claus
                                    Barbara B. Dreeben
                                    Robert L. Mason, Ph.D.
                                    Michael F. Reimherr
                                    Richard A. Zucker

                 ADMINISTRATOR,     USAA Investment Management Company
            INVESTMENT ADVISER,     P.O. Box 659453
                   UNDERWRITER,     San Antonio, Texas 78265-9825
                AND DISTRIBUTOR

                 TRANSFER AGENT     USAA Shareholder Account Services
                                    9800 Fredericksburg Road
                                    San Antonio, Texas 78288

                      CUSTODIAN     State Street Bank and Trust Company
                 AND ACCOUNTING     P.O. Box 1713
                          AGENT     Boston, Massachusetts 02105

                    INDEPENDENT     Ernst & Young LLP
              REGISTERED PUBLIC     100 West Houston St., Suite 1800
                ACCOUNTING FIRM     San Antonio, Texas 78205

                      TELEPHONE     Call toll free - Central time
               ASSISTANCE HOURS     Monday - Friday, 7 a.m. to 10 p.m.
                                    Saturday, 8 a.m. to 5 p.m.

                 FOR ADDITIONAL     (800) 531-8181
              INFORMATION ABOUT     For account servicing, exchanges,
                   MUTUAL FUNDS     or redemptions (800) 531-8448

                RECORDED MUTUAL     24-hour service (from any phone)
              FUND PRICE QUOTES     (800) 531-8066

              USAA SELF-SERVICE     For account balance, last transaction, fund
               TELEPHONE SYSTEM     prices, or to exchange or redeem fund shares
                                    (800) 531-8777

                INTERNET ACCESS     USAA.COM

              [LOGO OF USAA]    WE KNOW WHAT IT MEANS TO SERVE.(R)
                 USAA           ----------------------------------
                                  INSURANCE o MEMBER SERVICES

48461-0207                                   (C)2007, USAA. All rights reserved.



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached thereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended December 31, 2006

By:*     /s/ MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    02/23/2007
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    02/27/2007
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         ----------------------------------------------
         Signature and Title:  Debra K. Dunn, Treasurer

Date:    02/26/2007
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.